Other Related Party Transactions	12 Months Ended
Feb. 24, 2012
Other Related Party Transactions [Abstract]
Other Related Party Transactions
12.	Other Related Party Transactions

ETC purchases industrial products from Industrial Instruments and Supplies, Inc. ("Industrial Instruments"), which is owned by Christine and Charles Walter, the daughter and son-in-law of William F. Mitchell, ETC's President and Chief Executive Officer.  During fiscal 2012 and fiscal 2011, the Company purchased $634 and $492, respectively, from Industrial Instruments.  As of February 24, 2012, ETC owed $89 to Industrial Instruments.  ETC also rents office space to Industrial Instruments at ETC's corporate headquarters.  During both fiscal 2012 and fiscal 2011, Industrial Instruments paid to ETC rent in the amounts of $8.

ETC purchases travel accommodations from Jet Set Travels, a company that employs Kathleen Mahon, the daughter of Mr. Mitchell.  During fiscal 2012 and fiscal 2011, ETC purchased travel through Jet Set Travels totaling $421 and $293, respectively, and Ms. Mahon received approximately $22 in fiscal 2012 and $10 in fiscal 2011 from her employer in commissions on account of such purchases.  Ms. Mahon is also engaged by ETC as a consultant to review expense reports submitted by Company employees.  During both fiscal 2012 and fiscal 2011, Ms. Mahon received $20 in consideration of such services.

ETC employs William F. Mitchell, Jr., the son of Mr. Mitchell, as its Vice President, Contracts/Purchasing, and David Mitchell, the son of Mr. Mitchell, as its Business Unit Manager of the Sterilization Systems Group.  In fiscal 2012, Mr. William F. Mitchell, Jr. received $175 and Mr. David Mitchell received $211 in compensation from ETC.  In fiscal 2011, Mr. William F. Mitchell, Jr. received $167 and Mr. David Mitchell received $179 in compensation from ETC.

ETC uses two properties owned by Mr. Mitchell.  During both fiscal 2012 and fiscal 2011, ETC paid $60 to Mr. Mitchell in connection with ETC's use of these properties.